Accounts Receivable, Net (Allowance for Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts Receivable, Net [Abstract]
Balance as of January 1	¥ 58,846	$ 8,476	¥ 23,767	¥ 20,584
Additional provision charged to bad debt expenses	47,762	6,879	46,990	9,229
Write-off of bad debt provision	(15,260)	(2,198)	(11,911)	(1,526)
Attributable to disposal of a subsidiary	0	0	0	(4,520)
Balance as of December 31	¥ 91,348	$ 13,157	¥ 58,846	¥ 23,767